Prepaids and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaids And Other Current Assets [Abstract]
Prepayments	$ 2,764	$ 3,703
VAT receivable	1,483	1,244
Government grants receivable	165	160
Other	345	731
Total	$ 4,757	$ 5,838